PROPERTY AND EQUIPMENT (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
PROPERTY AND EQUIPMENT
Net book value - December 31, 2023	$ 827
Additions	11,000
Depreciation	(1,470)
Net book value - September 30, 2024	$ 10,357